UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Quadrangle Equity Management LLC

Address:  375 Park Avenue
          New York, NY 10152

13F File Number: 028-12252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Donahue, Jr.
Title:    Manager
Phone:    (212) 418-1700

Signature, Place and Date of Signing:


/s/ Robert M. Donahue, Jr.         New York, NY             August 14, 2007
--------------------------         ------------             ---------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   26

Form 13F Information Table Value Total: $ 410,476
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
---       --------------------     ----

1.        028-12254                Quadrangle Equity Investors Ltd

2.        028-12486                Quadrangle Equity Investors LP

                                                     FORM 13F INFORMATION TABLE
           ITEM 1:                ITEM 2:        ITEM 3:    ITEM 4:          ITEM 5:         ITEM 6:   ITEM 7:        ITEM 8:

                                                            MARKET                                                VOTING AUTHORITY
                                                  CUSIP      VALUE     SHRS OR  SH/ PUT/   INVESTMNT   OTHER   ---------------------
       NAME OF ISSUER          TITLE OF CLASS    NUMBER     (X1000)    PRN AMT  PRN CALL   DISCRETIN   MNGRS   SOLE      SHARED NONE
BAIDU COM INC                  SPON ADR REP A   056752108    12,095      72,000 SH             Sole      0        72,000
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202    17,516     179,500 SH             Sole      0       179,500
CHARTER COMMUNICATIONS INC D   CL A             16117M107     8,720   2,153,000 SH             Sole      0     2,153,000
CLEARWIRE CORP                 CL A             185385309    12,801     524,000 SH             Sole      0       524,000
CNET NETWORKS INC              COM              12613R104    12,285   1,500,000 SH             Sole      0     1,500,000
COMCAST CORP NEW               CL A             20030N101    20,331     723,000 SH             Sole      0       723,000
COMMERCE BANCORP INC NJ        COM              200519106    11,541     312,000 SH             Sole      0       312,000
CROWN MEDIA HLDGS INC          CL A             228411104       270      37,500 SH             Sole      0        37,500
CTC MEDIA INC                  COM              12642X106     2,985     110,000 SH             Sole      0       110,000
DISCOVERY HOLDING CO           CL A COM         25468Y107    31,588   1,374,000 SH             Sole      0     1,374,000
EBAY INC                       COM              278642103    17,538     545,000 SH             Sole      0       545,000
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    22,220     440,000 SH             Sole      0       440,000
GETTY IMAGES INC               COM              374276103    16,734     350,000 SH             Sole      0       350,000
GOOGLE INC                     CL A             38259P508    26,588      50,800 SH             Sole      0        50,800
INTEL CORP                     COM              458140100    13,068     550,000 SH             Sole      0       550,000
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     6,640   1,135,000 SH             Sole      0     1,135,000
LIBERTY GLOBAL INC             COM SER B        530555200     2,596      63,800 SH             Sole      0        63,800
LIBERTY GLOBAL INC             COM SER C        530555309    29,082     740,000 SH             Sole      0       740,000
LIBERTY MEDIA HLDG CORP        CAP SER A        53071M302    30,597     260,000 SH             Sole      0       260,000
MDC PARTNERS INC               CL A SUB VTG     552697104     6,134     701,000 SH             Sole      0       701,000
MONSTER WORLDWIDE INC          COM              611742107    20,550     500,000 SH             Sole      0       500,000
NII HLDGS INC                  CL B NEW         62913F201    13,968     173,000 SH             Sole      0       173,000
RADIO ONE INC                  CL D NON VTG     75040P405    17,827   2,525,000 SH             Sole      0     2,525,000
SPRINT NEXTEL CORP             COM FON          852061100    16,050     775,000 SH             Sole      0       775,000
TIME WARNER TELECOM INC        CL A             887319101    16,382     815,000 SH             Sole      0       815,000
VIRGIN MEDIA INC               COM              92769L101    24,370   1,000,000 SH             Sole      0     1,000,000

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